Pension and Other Postretirement Benefits - Amounts Recognized in Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Amounts recognized in the balance sheets:
Accrued benefit liability (noncurrent)	$ (104,050)	$ (105,230)
Pension Benefits [Member]
Amounts recognized in the balance sheets:
Prepaid benefit cost	3,148	7,219
Accrued benefit liability (current)	(3,022)	(3,173)
Liabilities held for sale	(447)	0
Accrued benefit liability (noncurrent)	(73,790)	(74,879)
Net funded status	(74,111)	(70,833)
Other Benefits [Member]
Amounts recognized in the balance sheets:
Prepaid benefit cost	0	0
Accrued benefit liability (current)	(1,778)	(1,962)
Liabilities held for sale	0	0
Accrued benefit liability (noncurrent)	(30,260)	(30,351)
Net funded status	$ (32,038)	$ (32,313)